Business Combinations (Details Textual) $ in Thousands						1 Months Ended	12 Months Ended
	Aug. 28, 2020 CLP ($) shares	Feb. 18, 2020 CLP ($) shares	Jun. 28, 2019 ARS ($)	May 31, 2019 CLP ($)	May 31, 2019 USD ($)	Apr. 30, 2019	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Aug. 30, 2019 CLP ($) shares	Jun. 28, 2019 CLP ($)	Jun. 28, 2019 USD ($)	Jun. 11, 2019 CLP ($)	Jun. 11, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							49.9589%
Cahs flow used for control of subsidiaries or other business | $							$ 0	$ 1,028,076,000	$ 8,652,268,000
Proportion of ownership interest in subsidiary		50.0909%
Mahina SPA [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares issued ,Shares | shares		100
Proportion of ownership interest in subsidiary		50.0909%
Bebidas Del Paraguay SA [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value													$ 122,210,000	$ 178,305,000
Proportion of voting rights held in subsidiary							50.005%	50.0049%
Proportion of ownership interest in subsidiary							50.005%	50.0049%
Finca La Celia S.A. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary							84.4969%	82.987%
Cahs flow used for control of subsidiaries or other business				$ 9,910,040	$ 14,000,000
Proportion of ownership interest in subsidiary							84.4969%	82.987%
Cerveceria Kunstmann S.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						5.001%
Proportion of voting rights held in subsidiary							50.0007%	50.0007%
Proportion of ownership interest in subsidiary							50.0007%	50.0007%
Cerveceria Kunstmann S.A. [Member] | Mahina SPA [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.10%
Common stock shares issued ,Shares | shares		50
Investments made in the shares of subsidiary Shares | shares		501
Investment made in the shares of subsidiary | $		$ 525,000,000
Increase decrease through contribution by owners | $		$ 50,000,000
Bebidas Bolivianas BBO SA Member [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value											$ 849,630,000	$ 1,249,713,000
Bodega San Juan SAU [Member]
Disclosure of detailed information about business combination [line items]
Cahs flow used for control of subsidiaries or other business			$ 100,000	$ 1,986,836	$ 2,806,820
Cervecera Szot SpA [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | $										$ 6,156,000
Proportion of voting rights held in subsidiary						50.001%
Number of shares issued										5,001,000
Common stock shares issued ,Shares | shares	95,710
Cervecera Szot SpA [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of detailed information about business combination [line items]
Investments made in the shares of subsidiary Shares | shares	63,022
Investment made in the shares of subsidiary | $	$ 176,620,000
Proportion of ownership interest in subsidiary	50.0005%
Cervecera Szot SpA [Member] | Representaciones Chile Beer Kevin Michael Szot [Member]
Disclosure of detailed information about business combination [line items]
Disposal Of Shares In Subsidiary Shares	15,167
Disposal of shares in subsidiary value | $	$ 42,506,000